Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Accounting
The accompanying financial statements have been prepared in accordance with United States (“U.S”). generally accepted accounting principles ("GAAP").
Use of Estimates
The preparation of financial statements in accordance with GAAP requires Plan management to make certain estimates, judgments and assumptions that affect the amounts reported in the financial statements and the disclosures in the accompanying notes. Actual results could differ from these estimates.
Investment Valuation and Income Recognition
Plan investments are stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See "Note 3—Fair Value Measurements" for a discussion of fair value measurements.
Purchases and sales of investments are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded when earned.
Notes Receivable from Participants
Notes receivable from participants are recorded at their unpaid principal balance, plus any accrued and unpaid interest. Delinquent participant loans are reclassified as distributions based on the terms of the Plan. No allowance for credit losses has been recorded as of December 31, 2025 and 2024.
Benefit Payments
Benefit payments are recorded when paid.
Recent Accounting Pronouncements
There are no recently issued accounting pronouncements that are expected to have a material effect on the Plan's financial statements.